Long-term Debt - Loan Movements (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Feb. 13, 2015	Jul. 12, 2013
Debt Instrument [Line Items]
December 31, 2014	$ 4,473,000
New Loans	462,000
Repayments/ Repurchase of senior notes	(524,026)
December 31, 2015	$ 4,410,974
Drill Rigs Senior Notes
Debt Instrument [Line Items]
Loan Agreement Date	Sep. 20, 2012
Original Amount	$ 800,000
December 31, 2014	800,000
Repayments/ Repurchase of senior notes	(192,258)
December 31, 2015	$ 607,742
Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 12, 2013
Original Amount	$ 1,900,000		$ 1,800,000
December 31, 2014	1,876,250
Repayments/ Repurchase of senior notes	(19,000)
December 31, 2015	$ 1,857,250
New Term Loan B Facility
Debt Instrument [Line Items]
Loan Agreement Date	Jul. 25, 2014
Original Amount	$ 1,300,000
December 31, 2014	1,296,750
Repayments/ Repurchase of senior notes	(13,000)
December 31, 2015	$ 1,283,750
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Loan Agreement Date	Mar. 26, 2014
Original Amount	$ 500,000
December 31, 2014	500,000
Repayments/ Repurchase of senior notes	(270,589)
December 31, 2015	$ 229,411
Senior Secured Credit Facility
Debt Instrument [Line Items]
Loan Agreement Date	Feb. 13, 2015
Original Amount	$ 462,000	$ 475,000
December 31, 2014	0
New Loans	462,000
Repayments/ Repurchase of senior notes	(29,179)
December 31, 2015	$ 432,821